Preliminary Purchase Price (Tables)	Dec. 05, 2019
Business Combinations [Abstract]
Summary of Preliminary Estimated Calculation of Purchase Price
The following is a preliminary calculation of the purchase price.

( Dollars in thousands )	Unconverted William Lyon Homes Share Counts	Conversion Ratio	Converted William Lyon Homes Shares to Taylor Morrison Shares
Basic shares of common stock outstanding as of September 30, 2019	37,846,420	0.8000	30,277,136
Dilutive securities outstanding as of September 30, 2019	1,988,751	0.9055	1,800,814

Total diluted shares of common stock outstanding as of September 30, 2019	39,835,171		32,077,950

William Lyon Homes basic shares of common stock outstanding as of September 30, 2019	37,846,420
$2.50 per share of William Lyon common stock consideration	$2.50

Consideration attributable to cash	$94,616

Total William Lyon Homes diluted shares of common stock converted to Taylor Morrison shares of common stock outstanding as of September 30, 2019	32,077,950
Per share price of consideration	$23.69

Consideration attributable to Taylor Morrison common stock (1)	$759,927

Total purchase price	$854,543

(1)	A 1.0% increase or decrease in the stock price of Taylor Morrison common stock would increase or decrease the consideration by approximately $7.6 million and impact goodwill by a corresponding amount.

Summary of Preliminary Estimate of Fair Value of Assets to be Acquired and Liabilities to be Assumed	The following is a preliminary estimate of the fair value of William Lyon Homes’ assets to be acquired and the William Lyon Homes liabilities to be assumed by Taylor Morrison in the Merger, reconciled to the estimate of the purchase price.

(Dollars in thousands)
Total purchase price	$854,543
William Lyon Homes assets acquired:
Cash and cash equivalents	$44,882
Owned inventory	2,064,290
Real estate not owned	215,541
Land Deposits	136,549
Property and equipment and other assets, net	217,175
Deferred tax assets, net	87,440
Operating lease right of use assets	37,000
Goodwill	277,706

Total William Lyon Homes assets acquired	$3,080,583

William Lyon Homes liabilities assumed:
Accounts payable	$114,810
Accrued expenses and other liabilities	151,681
Operating lease liabilities	37,900
Income taxes payable	692
Total debt, net	1,569,017
Liabilities attributable to real estate not owned	215,541

Total William Lyon Homes liabilities assumed	$2,089,641

Minority interest in consolidated entities	136,398

William Lyon Homes net assets acquired	$854,543